Shareholder Report, Line Graph (Details) - USD ($)									3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended			18 Months Ended	22 Months Ended		23 Months Ended	24 Months Ended		30 Months Ended	35 Months Ended	36 Months Ended		42 Months Ended	47 Months Ended	48 Months Ended		54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jul. 07, 2025	Jun. 09, 2025	Dec. 12, 2023	Dec. 06, 2023	Oct. 25, 2021	Oct. 12, 2021	Mar. 28, 2016	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
C000157008 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Plus Shares
Accumulated Value								$ 10,000,000									$ 10,369,643.29						$ 10,370,568.69				$ 10,292,415.51				$ 11,080,557.44		$ 11,747,889.44		$ 11,732,726.25		$ 10,568,234.12		$ 10,766,790.75		$ 11,851,419.78		$ 12,348,751.73
C000157009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Plus Shares
Accumulated Value								10,000,000									10,175,376						10,286,955				10,356,258				10,854,556		11,299,754		11,376,659		10,820,119		11,129,422		12,003,335		12,565,400
C000166995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Admiral Shares
Accumulated Value							$ 50,000				$ 51,837							$ 51,890						$ 51,271				$ 56,555				$ 61,707		$ 61,724		$ 52,507		$ 53,092		$ 59,511		$ 61,626
C000166996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor Shares
Accumulated Value							10,000				$ 10,357							$ 10,360						$ 10,224				$ 11,261				$ 12,269		$ 12,265		$ 10,418		$ 10,530		$ 11,784		$ 12,192
C000231055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor Shares
Accumulated Value						$ 10,000										$ 8,606						$ 9,278				$ 10,653				$ 11,309
C000231054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Admiral Shares
Accumulated Value						50,000										43,046						46,476				53,417				56,765
C000231056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Admiral Shares
Accumulated Value					$ 50,000									$ 42,754							$ 43,733				$ 49,320				$ 51,287
C000231057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor Shares
Accumulated Value					10,000									8,543							8,730				9,841				10,223
C000246714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															ETF Shares Net Asset Value
Accumulated Value			$ 10,000									$ 10,843							$ 11,231
C000246715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															ETF Shares Net Asset Value
Accumulated Value				$ 10,000									$ 10,869.3307510805							$ 11,305.7532002563
C000261170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															ETF Shares Net Asset Value
Accumulated Value		$ 10,000								$ 10,429
C000261811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															ETF Shares Net Asset Value
Accumulated Value	$ 10,000								$ 10,247
C000261812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															ETF Shares Net Asset Value
Accumulated Value	10,000								10,234
C000261813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															ETF Shares Net Asset Value
Accumulated Value	10,000								10,245.89187
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000							10,000,000									10,519,243.43						10,526,871.62				10,398,857.96				11,469,516.73		12,270,647.23		12,160,819.09		10,385,384.6		10,452,308.36		11,661,481.85		11,997,767.04
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value			$ 10,000					10,000,000									10,534,177						10,540,113				10,410,004				11,496,796		12,317,532		12,203,561		10,420,378		10,501,555		11,706,530		12,046,347
Bloomberg Multi Sector Income Bond Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Multi-Sector Income Bond Composite Index
Accumulated Value						10,000										8,548						9,163				10,462				11,123
Bloomberg U S Universal Bond C000231055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Bond Index
Accumulated Value						10,000
Bloomberg U S Universal Bond C000231054 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Bond Index
Bloomberg U S Universal Bond C000261170 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Bond Index
Accumulated Value		10,000
Bloomberg U S Intermediate Aggregate ex Baa Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Intermediate Aggregate ex Baa Index
Accumulated Value								10,000,000									10,323,544.58						10,319,883.16				10,218,692.41				11,019,897.47		11,632,282.15		11,550,139.96		10,241,437.84		10,350,732.97		11,402,512.32		11,817,995.97
Bloomberg U S Government Credit 1 3 Year ex Baa Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Government/Credit 1–3 Year ex Baa Index
Accumulated Value								$ 10,000,000									$ 10,110,719						$ 10,159,909				$ 10,172,335				$ 10,633,539		$ 11,031,649		$ 11,047,663		$ 10,487,560		$ 10,762,433		$ 11,518,229		$ 11,980,268
Bloomberg U S Aggregate Float Adjusted C000166995 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Float Adjusted Index
Bloomberg U S Aggregate Float Adjusted C000166996 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value							$ 10,000
Spliced Multisector Income Bond Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Spliced Multisector Income Bond Composite Index
Accumulated Value						$ 10,000										$ 8,548						$ 9,163				$ 10,462				$ 11,084
Bloomberg U S Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Bond Index
Accumulated Value				$ 10,000	$ 10,000									$ 8,549							$ 8,686				$ 9,735				$ 10,067
Bloomberg U S Aggregate Float Adjusted S000083197 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Float Adjusted Index
Multisector Income Bond Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Multisector Income Bond Composite Index
Accumulated Value		$ 10,000								$ 10,374
ICE US Treasury Inflation Linked Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															ICE US Treasury Inflation Linked Bond Index
Accumulated Value	10,000								10,247
Bloomberg U S Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Treasury Index
Accumulated Value	10,000								10,233
Bloomberg U S Government Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Government Total Return Index
Accumulated Value	$ 10,000								$ 10,232.29778